STOCKBASED COMPENSATION (Details) - Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrants, Outstanding at the begining	7	7
Warrants, Outstanding at the end		7
Warrants, Vested	7
Weighted Average Exercise Price, Outstanding beginning	$ 13,125	$ 13,125
Weighted Average Exercise Price, Outstanding ending		$ 13,125
Weighted Average Exercise Price, Vested	$ 13,125
Weighted Average Life Remaining, Outstanding beginning		6 years 7 months 24 days
Weighted Average Life Remaining, Outstanding ending	4 years 7 months 20 days	5 years 7 months 20 days
Weighted Average Life Remaining, Vested	4 years 7 months 20 days